Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (13,654,645)	$ 1,364,497
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	2,145,213	253,662
R&D expense	11,674,000
Operating lease expenses	26,829	9,111
Disposal of fixed assets		2,928
Changes in deferred tax	662,007	313,963
Changes in operating assets / liabilities:
Accounts receivable	8,258,820	(2,809,804)
Prepaid income tax		(544,054)
Prepaid expenses and other current assets	(9,600,915)	(9,621,687)
Accounts payable	(765,664)
Customer deposits	(391,981)
Deferred revenue	29,442	362,706
Taxes payable	(285,585)	(1,063,540)
Operating lease liabilities	(26,829)	(9,111)
Accrued expenses and other current liabilities	(272,022)	(407,590)
Net cash used in operating activities	(2,201,330)	(12,148,919)
CASH FLOWS FROM INVESTING ACTIVITIES:
Long term deposit	(274,834)
Purchase of fixed assets	(28,535)	(13,183)
Purchase of intangible assets		(17,864,000)
Net cash used in investing activities	(303,369)	(17,877,183)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from equity financing	(177,421)	11,766,810
Changes in due from related parties	154,473	(134)
Proceeds from loans	386,260
Repayment to related parties	(98,076)	(6,232)
Net cash provided by financing activities	265,236	11,760,444
EFFECT OF EXCHANGE RATE CHANGES ON CASH	193,999	1,351,155
NET DECREASE IN CASH & EQUIVALENTS	(2,045,464)	(16,914,503)
CASH & EQUIVALENTS, BEGINNING OF PERIOD	2,524,957	17,778,895
CASH & EQUIVALENTS, END OF PERIOD	479,493	864,392
Supplemental Cash Flow Data:
Income tax paid	299,972	2,011,188
Interest paid	$ 46,808